RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of restricted cash, cash and cash equivalents

Amounts in $ ‘000	2022	2021
Restricted cash (non-current)	1,099	812
Restricted cash (current)	213	227
Cash and cash equivalents	207,342	191,924
Total restricted cash, cash and cash equivalents	208,654	192,963